Secured Revolving Credit Facility (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Aug. 17, 2017
Interest expense	$ 302	$ 172
Interest expense included in accrued expenses	218	$ 240
Loan and Security Agreement [Member] | Tech Capital, LLC [Member]
Maximum secured revolving credit facility			$ 1,000
Principal balance of line of credit	$ 711
Loan agreement, term	12 months
Line of credit interest rate	7.75%
Revolving credit facility insurance fees	$ 12
Interest expense	29
Debt issuance costs	12
Interest expense included in accrued expenses	4
Loan and Security Agreement [Member] | Tech Capital, LLC [Member] | Revolving Credit Facility [Member]
Interest expense	$ 17
Loan and Security Agreement [Member] | Tech Capital, LLC [Member] | Prime Rate [Member]
Line of credit interest rate	3.50%
Loan and Security Agreement [Member] | Tech Capital, LLC [Member] | Prime Rate [Member] | Maximum [Member]
Line of credit interest rate	4.25%